Fees Summary	Nov. 12, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 256,875,000.00
Previously Paid Amount	0.00
Total Fee Amount	39,327.56
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 39,327.56
Narrative - Max Aggregate Offering Price	$ 256,875,000.00
Final Prospectus	true